PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 108,011	$ 114,665
Less: impairment	(48,885)	(51,702)	$ 0
Less: accumulated depreciation	(45,660)	(47,521)
Total property and equipment, net	13,466	15,442
Depreciation, Depletion and Amortization	1,560	11,547	12,461
Asset Impairment Charges	564	67,342	826
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,183	6,548
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	39,523	43,079
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	9,241	9,764
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,058	3,264
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	773	817
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,783	2,262
Less: impairment		0	$ 0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,086	994
Wifi And Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	34,476	36,431
Office property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,888	11,506
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	569	514
Less: impairment	$ (569)	$ (514)